THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

April 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 16
To the Form N-4 Registration Statement
For EquiTrust Life Annuity Account
File Nos. 333-46597 and 811-08665

Dear Commissioners:

On behalf of EquiTrust Life Insurance Company (the “Company”), on its own behalf and on behalf of EquiTrust Life Annuity Account (the “Account”), we have attached for filing Post-Effective Amendment No. 16 (the “Amendment”) to the Account’s registration statement on Form N-4.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 15 to the Account’s registration statement. The Amendment also reflects routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Company’s response to oral comments received by counsel to the Company from Mr. Min S. Oh of the SEC staff on April 10, 2009. For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

U.S. Securities and Exchange Commission

April 30, 2009

1.	Comment: Please disclose to the staff whether there are any guarantees or support agreements (i.e. agreements pertaining to the capitalization of the Company) under the Contract or whether the Company will be responsible for paying out under the Contract.

Response: The Company has not entered into any such guarantee or support agreements with third parties. The Company will be primarily responsible for payouts related to any guarantees associated with the Contracts.

2.	Comment: Please provide a representation that the prospectus describes all material features of the Contract; otherwise please describe all material variations in the prospectus.

Response: The Company has added the following to the first paragraph on the cover page of the prospectus, “The Prospectus describes all material features of the Contract.”

3.	Comment: Please disclose any name changes or changes of status with respect to the Investment Options listed on the front cover page (Ex: list the former name of Calvert Asset Management Company). Also, clarify the basis for the statement in the third paragraph following the list of Investment Options on the cover page.

Response: The Amendment discloses any name changes or changes of status with respect to the Investment Options.

4.	Comment: With regard to the fee table (p.5), contractual fee waiver and reimbursement agreements may only be reflected in the table if they are in effect for at least one year or more from the date of the prospectus.

Response: The Company acknowledges the SEC staff comment.

a.	Comment: Please reduce the font size of the table under footnote four so that the table is the same size as the accompanying footnote.

Response: The table in footnote four is currently the same font size as the footnote text, so no change is necessary to respond to the SEC staff comment.

b.	Comment: In footnote five, disclose the end date for the applicable contractual fee waiver and expense reimbursement arrangements.

Response: In response to the SEC staff comment, footnote five to the Annual

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April 30, 2009

Investment Option Operating Expenses table had been revised to reflect that the contractual fee waiver or reimbursement arrangements in place will continue until at least April 30, 2010.

c.	Comment: Please confirm that any contractual fee waiver or expense reimbursement arrangements are only reflected in the examples for their contractual duration.

Response: The Investment Option fees and expenses reflected in the Examples factor in any contractual reimbursements and fee waivers only for their contractual duration.

5.	With regard to the “Summary of Contract – Allocation of Premiums” section:

a.	Comment: Please revise, if applicable, the discussion, as well as the fuller discussion on page 20, to reflect the third paragraph under the fund list on the first page of the prospectus.

Response: The Amendment inserts the following as a new bullet on page 8:

The T. Rowe Price Mid-Cap Growth Subaccount is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004. The American Century VP Inflation Protection Bond Fund, VP Mid Cap Value Fund and VP Value Fund Subaccounts are not available for investment through certain distribution channels. Please consult your registered representative.

And, the following was added as the last sentence of the first paragraph on page 21:

The American Century VP Inflation Protection Bond Fund, VP Mid Cap Value Fund and VP Value Fund Subaccounts are not available for investment through certain distribution channels. Please consult your registered representative.

b.	Comment: For better grouping of information with regard to the allocations of premiums and Accumulated Value, please consider inserting added disclosure regarding the asset allocation program after the section on “Allocation of Premiums” both in the Summary and in the fuller discussion on page 20.

Response: In response to the SEC staff comment, the Amendment adds the

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April 30, 2009

following as a bullet on page 21 that reads, “You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see “DESCRIPTION OF ANNUITY CONTRACT – Asset Allocation Program”).” The Summary section already contains a section on the asset allocation program.

6.	Comment: The second to last sentence of the last paragraph under “EquiTrust Life Annuity Account” on page 11 is not clear. Please disclose the nature of the assets that may be in excess of reserves and could be transferred to the General Account.

Response: The Amendment adds the following as the second to the last sentence in the last paragraph under the “EquiTrust Life Annuity Account” section on page 11 of the prospectus, “For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned.”

7.	With regard to the “Investment Options” section beginning on page 11:

a.	Comment: In the first sentence of the first paragraph of the “Investment Options” section, please clarify, if appropriate, the number of subaccounts available in light of the status of various subaccounts set forth on the front cover page.

Response: The prospectus discloses that there are 39 Subaccounts generally available. This number is correct but it may differ depending on a Contract Owner’s specific circumstances. The Amendment adds disclosure to the first paragraph under “Investment Options” on page 12 of the prospectus to clarify that certain Subaccounts may not be available (specifically the T. Rowe Price Mid-Cap Growth Subaccount, and the American Century VP Inflation Protection Bond Fund, VP Mid Cap Value Fund and VP Value Fund Subaccounts).

b.	Comment: Add the telephone number for the home office on page 12.

Response: The Company has complied with the SEC staff comment.

8.	With regard to the Asset Allocation Program on page 29:

a.	Comment: Please provide disclosure with respect to how the asset allocation program interacts with other features of the Contract, including transfers, partial withdrawals and asset rebalancing programs. For more comprehensive disclosure, such disclosure should be provided here and in the sections discussing the other Contract features.

U.S. Securities and Exchange Commission

April 30, 2009

Response: Disclosure in the asset allocation and dollar cost averaging sections explains that the two programs are not compatible and cannot be simultaneously elected (pages 31 and 28). Also, the prospectus discloses that the policies and procedures intended to limit frequent transfers are not applied to the asset allocation program (page 24).

b.	Comment: In the first full paragraph on page 30, please specify the process by which a Contract Owner elects to change to a different model portfolio, including who, if anyone, they consult with in arriving at a decision. Also, which questionnaire is referred to in the last sentence of the paragraph—the original questionnaire or a subsequently administered questionnaire?

Response: The first paragraph in the “Selecting Asset Allocation Model Portfolios” section on page 29 currently discloses that, “It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide information that may assist you in selecting a model portfolio and Investment Options.” The Amendment adds the following to the first full paragraph on page 30, “You may contact your registered representative or our Home Office for copy of the questionnaire.”

The questionnaire referenced in the last sentence of the first full paragraph on page 30 is the original questionnaire and is more fully described in the last paragraph on page 29.

c.	Comment: In the paragraph proceeding “Note” on page 30, specify the process by which a Contract Owner chooses to opt-out or not opt-out including who, if anyone, they consult with in making this determination. Apply the same to the first paragraph on page 31 in terms of reentering the asset allocation program.

Response: The paragraph currently discloses that the Owner should contact the Home Office prior to the specified deadline if they wish to opt-out. The Amendment adds the following to the end of the first paragraph on page 31, “Please contact our Home Office to reenter the asset allocation program.”

d.	Comment: Please confirm whether the brochure referenced in the first paragraph on page 29 contains the same information included in ETIMS’s Form ADV Part II.

Response: The brochure is designed to contain the same information as ETIM’s Form ADV Part II.

U.S. Securities and Exchange Commission

April 30, 2009

e.	Comment: On page 30, in terms of timing, please reconcile the third bullet under “Annual Rebalancing” with the “Changes to Asset Allocation Model Portfolios.”

Response: The third bullet relates to the timing of the rebalancing that automatically occurs to keep a particular Owner’s Accumulated Value allocated according to the selected model portfolio. The “Changes to Asset Allocation Model Portfolios” section deals with situations where ETIMS may need to modify a particular model portfolio to keep the model in line with its stated goals. Accordingly, the Company respectfully declines to comply with the SEC staff comment.

f.	Comment: In the second paragraph under the “Changes to Asset Allocation Model Portfolios” section on page 30, please disclose what happens to a Contract Owner’s Accumulated Value upon opting-out of the asset allocation program.

Response: The Amendment adds the following disclosure to page 30, “When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value (see “DESCRIPTION OF ANNUITY CONTRACT – Transfer Privilege”).”

g.	Comment: In the third paragraph under “Overview” on page 29, please clarify that ETIMS has an advisory relationship with each Owner with regard to developing and updating the asset allocation program.

Response: The Amendment adds the phrase “and will have an advisory relationship with each Owner” to the second sentence of the third paragraph under “Overview” on page 29.

9.	Comment: On page 33, bold the paragraph before the term “Example.”

Response: The Company has complied with the SEC staff comment.

10.	Comment: With regard to the Declared Interest Option on page 35-36, please disclose 1) the General Account is subject to the claims of the other creditors of the Company, and 2) investors ought to consider the financial strength of the Company for payment of guarantees under the Contract.

Response: The prospectus discloses on page 36 that “All assets in the General Account

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April 30, 2009

are subject to the Company’s general liabilities from business operations.” The Amendment adds the following sentence: “Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees.”

11.	Comment: Regarding “Yields and Totally Returns” on page 43, when describing each type of performance calculation, please clarify which formulas represent SEC standardized performance calculations and those that represent non-standard performance calculations and the difference between the two. Please make the same clarification in the SAI.

Response: The Company has complied with the SEC staff comment.

12.	Comment: Please confirm that the “Legal Proceedings” section on page 53 is current and in compliance with Item 13 of Form N-4.

Response: The Company confirms that the disclosure in the “Legal Proceedings” section of the prospectus is current and in compliance with Item 13 of Form N-4.

13.	Comment: Reconcile the order in which the Appendices and the SAI Table of Contents are provided with the order in which they are listed in the prospectus table of contents.

Response: The Company has complied with the SEC staff comment.

14.	Comment: Please provide Tandy representations and written responses to the above comments in a letter filed as correspondence on EDGAR.

Response: The Company has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence with the Amendment.

15.	Comment: Please also provide written responses to the following comments prior to the effective date of this filing: 1, 2, 4, 8, and 10.

Response: The Company has complied with SEC staff comment.

*        *        *

We believe that the Amendment is complete and responds to all SEC staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at 202.383.0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

U.S. Securities and Exchange Commission

April 30, 2009

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Attachment

cc:	Min S. Oh
Jennifer Morgan
Lillie Peshel
Rachana Desai